Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of presentation	(a) Basis of presentation The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”).
Principles of consolidation

(b) Principles of consolidation

The accompanying consolidated financial statements of the Group include the financial statements of the Company and its subsidiaries for which the Company is the ultimate primary beneficiary.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; has the power to appoint or remove the majority of the members of the board of directors (the “Board”); and to cast majority of votes at the meeting of the Board or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

All significant transactions and balances between the Company and its subsidiaries have been eliminated in consolidation. The non-controlling interests in consolidated subsidiaries are shown separately in the consolidated financial statements.

Use of estimates

(c) Use of estimates

The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant accounting estimates reflected in the Group’s consolidated financial statements mainly include the estimated project progress towards certain services revenue, the incremental borrowing rate used in the recognition of right-of-use assets and lease liabilities, inventory write-down, allowance for doubtful accounts, the useful lives of property and equipment and intangible assets, contingent liabilities, valuation allowance for deferred tax assets and the estimated performance obligations completion progress towards certain services revenue. The Group bases its estimates on historical experience and on various other assumptions that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Any future changes to these estimates and assumptions could cause a material change to the Group’s reported amounts of revenues, expenses, assets and liabilities. Actual results may differ from these estimates under different assumptions or conditions.

Foreign currency

(d) Functional currency and foreign currency translation

The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its overseas subsidiaries which incorporated in the Cayman Islands and British Virgin Islands is US Dollar (“US$”). The functional currency of the Company’s subsidiaries which incorporated in Hong Kong is Hong Kong Dollar (“HK$”). The functional currency of the Company’s subsidiaries which incorporated in PRC is RMB.

In the consolidated financial statements, the financial information of the Company and other entities located outside of PRC has been translated into RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the periods. Translation adjustments are reported as foreign currency translation adjustments and are shown as a component of other comprehensive loss in the consolidated statements of operations and comprehensive income (loss). There is nil foreign currency translation gain or loss recognized for the years ended December 31, 2021 and 2022.

Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing at the balance sheet date.

Convenience translation

(e) Convenience translation

The Group’s business is primarily conducted in China and all of the revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into US dollars using the exchange rate as of balance sheet date, for the convenience of the readers. Translations of balances in the consolidated balance sheets, consolidated statements of comprehensive loss, change in equity and related consolidated statements of cash flows from RMB into US$ as of and for the year ended December 31, 2022 are solely for the convenience of the reader and were calculated at the rate of US$1.00 to RMB6.8972, representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York on December 31, 2022. No representation is made that the RMB amounts represent or could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2022 or at any other rate.

Non-controlling interest

(f) Non-controlling interest

For certain subsidiaries, a non-controlling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Group. Consolidated net loss or income on the consolidated statements of operations includes the net loss or income attributable to non-controlling interests. Non-controlling interests are classified as a separate line item in the equity section of the Group’s consolidated balance sheets and have been separately disclosed in the Group’s consolidated statements of operations to distinguish the interests from that of the Company.

Cash and cash equivalents

(g) Cash and cash equivalents

Cash and cash equivalents represent cash on hand, time deposits and highly-liquid investments placed with banks or other financial institutions, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less.

Restricted cash

(h) Restricted cash

Restricted cash represents the cash that is not freely available to be spent nor re-invested to sustain future growth, which is legally or contractually restricted, or only to be used for a specified purpose. The restrictions can be permanent or temporary. Failure to use the asset according to agreed limitations will generate contractual or legal consequences.

Allowance for doubtful accounts

(i) Allowance for doubtful accounts

Accounts receivable, advance to suppliers and other current assets are recognized and carried at original invoiced amount less an allowance for any potential uncollectible amounts. An estimate for doubtful accounts is made when collection of the full amount is no longer probable. The Group maintains allowances for doubtful accounts for estimated losses resulting from the failure of customers or borrowers to make payments on time. The Group reviews the accounts receivable, advance to suppliers and other current assets on a periodic basis and makes specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Group considers many factors, including the customer’s payment history, its current credit-worthiness and current economic trends.

Based on the result of the Group’s estimation of collectability, the Group recognized nil and RMB9,801 (US$1,421) of allowances for doubtful accounts for the years ended December 31, 2021 and 2022, respectively.

Inventories

(j) Inventories

Inventories, consisting of raw materials and products available for sale, are stated at the lower of cost or net realizable value. Cost of inventory are determined using the first-in-first-out method. The Group records inventory reserves for obsolete and slow-moving inventory. Inventory reserves are based on inventory obsolescence trends, historical experience and application of the specific identification method. The Group recognized nil and RMB180 (US$26) of inventory impairment for the years ended December 31, 2021 and 2022, respectively.

Property, plant and equipment, net

(k) Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation and impairment loss, if any. Property and equipment are depreciated at rates sufficient to write off their costs less impairment and residual value, if any, over their estimated useful lives on a straight-line basis. Leasehold improvements are amortized over the shorter of the lease term or the estimated useful lives of the related assets. Within the property, plant and equipment, the value for construction in process is included within the manufacturing equipment.

Category	Estimated useful life
Leasehold improvements	1-3 years
Manufacturing equipment	3 – 10 years
Computer and electronic equipment	3 – 5 years
Office equipment	2 – 4 years
Motor vehicles	3 – 4 years

Intangible assets

(l) Intangible assets, net

Intangible assets are carried at cost less accumulated amortization and impairment, if any. Intangible assets are amortized using the straight-line method over the estimated useful lives from 3 to 5 years. The estimated useful lives of amortized intangible assets are reassessed if circumstances occur that indicate the original estimated useful lives have changed.

Impairment of long-lived assets other than goodwill

(m) Impairment of long-lived assets

The Group evaluates its long-lived assets, including property, equipment and software and right-of-use assets with finite lives, for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Group evaluates the recoverability of long-lived assets by comparing the carrying amounts of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amounts of the assets, the Group recognizes an impairment loss based on the excess of the carrying amounts of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available. There was no impairment of long-lived assets recognized for the years ended December 31, 2021 and 2022.

Long-term investments

(n) Long-term investments

The Group’s long-term investments mainly include equity investments in entities. Investments in entities in which the Group can exercise significant influence and holds an investment in voting common stock or in-substance common stock (or both) of the investee but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC topic 323, Investments - Equity Method and Joint Ventures (“ASC 323”). Under the equity method, the Group initially records its investments at fair value. The Group subsequently adjusts the carrying amount of the investments to recognize the Group’s proportionate share of each equity investee’s net income or loss into earnings after the date of investment. The Group evaluates the equity method investments for impairment under ASC 323. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary.

Fair value of financial instruments

(o) Fair value of financial instruments

Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be either recorded or disclosed at fair value, the Group considers the principal or most advantageous market in which it would transact, and it also considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 - Other inputs that are directly or indirectly observable in the marketplace.

Level 3 - Unobservable inputs which are supported by little or no market activity.

Financial assets and liabilities of the Group primarily consist of cash and cash equivalents, accounts receivable, amounts due from related parties, deposits and other receivables, accounts payable, amounts due to related parties, other payables, short-term bank and other borrowings and loan payables. As of December 31, 2022, the carrying values of these financial instruments are approximated to their fair values.

Revenue recognition

(p) Revenue recognition

Under ASC 606, Revenue from Contracts with Customers, the Group recognizes revenue when a customer obtains control of promised goods or services and recognizes in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services.

The Group recognized revenue according to the following five-step revenue recognition criteria based on ASC 606: (1) identify the contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price; and (5) recognize revenue when or as the entity satisfies a performance obligation.

The Group recognized revenue when or as the control of the goods or services is transferred to a customer. Depending on the terms of the contract and the laws that apply to the contract, control of the goods and services may be transferred over time or at a point in time. Control of the goods and services is transferred over time if the Group’s performance:

(i)	provides all of the benefits received and consumed simultaneously by the customer;
(ii)	creates and enhances an asset that the customer controls as the Group performs; or
(iii)	does not create an asset with an alternative use to the Group and the Group has an enforceable right to payment for performance completed to date. If control of the goods and services transfers over time, revenue is recognized over the period of the contract by reference to the progress towards complete satisfaction of that performance obligation. Otherwise, revenue is recognized at a point in time when the customer obtains control of the goods and services.

If control of the goods and services transfers over time, revenue is recognized over the period of the contract by reference to the progress towards complete satisfaction of that performance obligation. Otherwise, revenue is recognized at a point in time when the customer obtains control of the goods and services.

Contracts with customers may include multiple performance obligations. For such arrangements, the Group allocates revenue to each performance obligation based on its relative standalone selling price. The Group generally determines standalone selling prices based on the prices charged to customers. If the standalone selling price is not directly observable, it is estimated using expected cost plus a margin or adjusted market assessment approach, depending on the availability of observable information. Assumptions and estimations have been made in estimating the relative selling price of each distinct performance obligation, and changes in judgments on these assumptions and estimates may impact the revenue recognition.

When either party to a contract has performed, the Group presents the contract in the consolidated balance sheets as a contract asset or a contract liability, depending on the relationship between the entity’s performance and the customer’s payment.

A contract asset is the Group’s right to consideration in exchange for goods and services that the Group has transferred to a customer. A receivable is recorded when the Group has an unconditional right to consideration. A right to consideration is unconditional if only the passage of time is required before payment of that consideration is due.

If a customer pays consideration or the Group has a right to an amount of consideration that is unconditional, before the Group transfers a good or service to the customer, the Group presents the contract liability when the payment is made, or a receivable is recorded (whichever is earlier). A contract liability is the Group’s obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer.

The following table sets forth a breakdown of the Group’s revenues, in absolute amounts and percentages of total revenues for the years presented:

	For the Years Ended December 31,
	2020		2021		2022
	RMB	%	RMB	%	RMB	US$	%
Sourcing services	1,464	100.0	1,394	17.4	4,428	642	56.8
Product sales	-	-	6,616	82.6	3,061	444	39.3
Battery-swapping services	-	-	-	-	307	45	3.9
Total revenues	1,464	100.0	8,010	100.0	7,796	1,131	100.0

Sourcing services

The Group generates revenue from the vehicle sourcing business and battery sourcing business.

Regarding to battery sourcing business, the Group acts as a principal as of being able to fully control relevant risks and benefits during the whole business, indicated by that can decide the selling price, has a right to recall the product and cease the transaction, and bear relevant risk of damage and loss prior to the delivery of battery to the customer. The sales of battery sourcing revenues are recognized on a gross basis at a point in time when the control of the battery pack is transferred to the customer.

For vehicle sourcing business, the Group charges service fees from its customers for their purchase of vehicles, where the Group is generally acting as an agent and its performance obligation is to purchase the specified vehicles for its customers. The Group charges the customers a commission that is calculated based on the purchase price of each purchase order. Vehicle sourcing service revenues are recognized on a net basis at the point in time when the service of purchase of the specified vehicles for the Group’s customers is completed, i.e., the specified vehicle for the Group’s customers is delivered. Payments are typically received in advance and are accounted for as contract liabilities until delivery, at which point the receipt in advance from customers is offset with the prepayment to the supplier and the difference representing the commission is recognized as revenue.

Product sales

The Group generates revenues from sales of battery swapping stations. The Group identifies the users who purchase battery swapping stations as its customers. The revenue for battery swapping station sales is recognized at a point in time when the control of the product is transferred to the customer.

Battery swapping services

The Group also generates revenues from providing battery swapping services to vehicle drivers and the station control system upgrading services to the battery-swapping station owners. The Group identifies the vehicle drivers who need the services of battery swapping and the owners of battery swapping station that the Group has sold to who have demand for the station control system upgrading services as its customers.

The Group charges the battery swapping service fees from its customers based on vehicle miles traveled. However, as usually, the swapped battery will be immediately used after the payment by customers for driving and the power consumption of vehicles will be fast, the Group ignores the time interval between the timing of payment in advance by customers and the usage life of the swapped battery. The revenue generated from battery swapping services to vehicle drivers is recognized at a point in time when the Group received the payment from vehicle drivers.

The revenue generated from the station control system upgrading service is recognized over time based on a straight-line method.

Cost of revenues

(q) Cost of revenues

Cost of sales of batter-swapping stations primarily includes semi-finished goods purchased from suppliers, labor costs and manufacturing including depreciation of assets associated with production.

Sales and marketing expenses

(r) Sales and marketing expenses

Sales and marketing expenses consist primarily of (i) compensation to selling personnel, including the salaries, performance-based bonus, and other benefits; (ii) travel cost related to the sales and marketing function; (iii) advertising, marketing and brand promotion expenses; and (iv) other expenses in relation to the selling and marketing activities. Advertising expenses consist primarily of costs for the promotion of corporate image and product marketing. The Group expenses all advertising costs of RMB2,041 (US$296) as incurred and classifies these costs under sales and marketing expenses.

Research and development expenses

(s) Research and development expenses

Research and development expenses consist primarily of personnel-related costs directly associated with research and development organization. The Group’s research and development expenses are related to enhancing and developing UOTTA technology for its existing products and new product development. The Group expenses research and development costs as incurred.

General and administrative expenses

(t) General and administrative expenses

General and administrative expenses consist primarily of salaries, bonuses and benefits for employees involved in general corporate functions, and those not specifically dedicated to research and development activities, such as depreciation and amortization of fixed assets which are not used in research and development activities, legal and other professional services fees, rental and other general corporate related expenses.

Employee benefits

(u) Employee benefits

Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiaries of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions made.

Government grants

(v) Government grants

The Group’s PRC-based subsidiaries received government subsidies from certain local governments. The Group’s government subsidies consisted of specific subsidies and other subsidies. Specific subsidies are subsidies that the local government has provided for a specific purpose, such as product development and renewal of production facilities. Other subsidies are the subsidies that the local government has not specified its purpose for and are not tied to future trends or performance of the Group. Receipt of such subsidy income is not contingent upon any further actions or performance of the Group and the amounts do not have to be refunded under any circumstances. The Group recorded specific purpose subsidies as advances payable when received. For specific subsidies, upon government acceptance of the related project development or asset acquisition, the specific purpose subsidies are recognized to reduce related R&D expenses or the cost of asset acquisition. Other subsidies are recognized as other operating income upon receipt as further performance by the Group is not required.

Taxation

(w) Taxation

Income Taxes

Current income taxes are provided on the basis of income/(loss) for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the assets and liabilities method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statement of income and comprehensive income in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more-likely-than-not that some portion of, or all of the deferred tax assets will not be realized.

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Group considers positive and negative evidence when determining whether a portion or all of its deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry-forward periods, its experience with tax attributes expiring unused, and its tax planning strategies. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carry-forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Group considers possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry-forwards, (iii) future taxable income arising from implementing tax planning strategies, and (iv) specific known trend of profits expected to be reflected within the industry.

Value added tax

Revenue represents the invoiced value of goods and services, net of value added tax (“VAT”). The VAT is based on gross sales price with VAT rates of 6% and 13%, depending on the type of products sold or service provided. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in taxes payable. All of the VAT returns filed by the Company’s subsidiaries in PRC remain subject to examination by the tax authorities for five years from the date of filing.

Uncertain tax positions

The Group applies the provisions of ASC topic 740 (“ASC 740”), Accounting for Income Taxes, to account for uncertainty in income taxes. ASC 740 prescribes a recognition threshold a tax position is required to meet before being recognized in the financial statements. The benefit of a tax position is recognized if a tax return position or future tax position is “more likely than not” to be sustained under examination based solely on the technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold is measured, using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The estimated liability for unrecognized tax benefits is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and or developments with respect to tax audits, and the expiration of the statute of limitations. Additionally, in future periods, changes in facts and circumstances, and new information may require the Group to adjust the recognition and measurement of estimates with regards to changes in individual tax position. Changes in recognition and measurement of estimates are recognized in the period in which the change occurs.

The Group’s operating subsidiaries in PRC are subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB100 (US$15). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. Penalties and interests incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

Comprehensive loss

(x) Comprehensive loss

The Group has adopted FASB Accounting Standard Codification Topic 220 (“ASC 220”) “Comprehensive income”, which establishes standards for reporting and the presentation of comprehensive income (loss), its components and accumulated balances.

There was no other comprehensive loss for the years ended December 31, 2021 and 2022.

Leases

(y) Leases

The Group accounts for lease under ASC Topic 842, Leases. The Group determines if an arrangement is or contains a lease at inception. Right-of-use assets and liabilities are recognized at lease commencement date based on the present value of remaining lease payments over the lease terms. The Group considers only payments that are fixed and determinable at the time of lease commencement.

At the commencement date, the lease liability is recognized at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate for the same term as the underlying lease. The right-of-use asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred. All right-of-use assets are reviewed for impairment annually. There was no impairment for right-of-use lease assets as of December 31, 2021 and 2022. The Group recorded a loss on lease termination of right-of-use assets of nil and RMB1,750 (US$254) for the years ended December 31, 2021 and 2022, respectively.

Operating lease assets are included within “right-of-use assets - operating lease”, and the corresponding operating lease liabilities are included within “operating lease liabilities” on the consolidated balance sheets as of December 31, 2021 and 2022, respectively.

Commitments and contingencies

(z) Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters. Liabilities for contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

If the assessment of a contingency indicates that it is probable that a loss is incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the consolidated financial statements. If the assessment indicates that a potential loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

The Group recognized nil and RMB2,900 (US$420) of commitments and contingencies as of the years ended December 31, 2021 and 2022, respectively.

Segment reporting

(aa) Segment reporting

ASC 280, Segment Reporting, (“ASC 280”), establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers.

Based on the criteria established by ASC 280, the Company’s chief operating decision maker (“CODM”) has been identified as the Company’s Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. As a whole and hence, the Company has only one reportable segment. The Company does not distinguish between markets or segments for the purpose of internal reporting. As the Company’s long-lived assets are substantially located in the PRC, no geographical segments are presented.

Recent accounting pronouncements

(ab) Recent accounting pronouncements

In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326), which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. This ASU is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2019, excluding entities eligible to be smaller reporting companies as defined by the SEC. For all other entities, ASU 2016-13 is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Group is an emerging-growth company and has elected to adopt the new standard as of the effective date applicable to nonissues. The Group is evaluating the impact of the adoption of this standard on its consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. This update simplifies the accounting for income taxes as part of the FASB’s overall initiative to reduce complexity in accounting standards. The amendments include removal of certain exceptions to the general principles of ASC 740, Income taxes, and simplification in several other areas such as accounting for a franchise tax (or similar tax) that is partially based on income. The update is effective in fiscal years beginning January 1, 2022, and early adoption is permitted. Certain amendments in this update should be applied retrospectively or modified retrospectively, all other amendments should be applied prospectively. The Company does not expect the impact of this guidance to have a material impact on the Company’s consolidated financial statements.

In August 2020, the FASB issued ASU No. 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), which focuses on amending the legacy guidance on convertible instruments and the derivatives scope exception for contracts in an entity’s own equity. ASU 2020-06 simplifies an issuer’s accounting for convertible instruments by reducing the number of accounting models that require separate accounting for embedded conversion features. ASU 2020-06 also simplifies the settlement assessment that entities are required to perform to determine whether a contract qualifies for equity classification. Further, ASU 2020-06 enhances information transparency by making targeted improvements to the disclosures for convertible instruments and earnings-per-share (“EPS”) guidance, i.e., aligning the diluted EPS calculation for convertible instruments by requiring that an entity uses the if-converted method and that the effect of potential share settlement be included in the diluted EPS calculation when an instrument may be settled in cash or shares, adding information about events or conditions that occur during the reporting period that cause conversion contingencies to be met or conversion terms to be significantly changed. This update is effective for the Company’s fiscal years beginning after December 15, 2021, and the following fiscal years. Early adoption is permitted, but no earlier than the fiscal year beginning after January 1, 2022. Entities can elect to adopt the new guidance through either a modified retrospective method of transition or a fully retrospective method of transition. The Company adopted ASU 2020-06 beginning after December 15, 2021, and the following fiscal years, and does not expect any material impact on its financial statement at the date of adoption.